Stockholder’s Equity (Details) - Schedule of Stock Options Outstanding, Vested and Expected to Vest and Exercisable - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Stock Options, Outstanding		2,078,986	185,231
Weighted Average Remaining Contractual Life (Years), Outstanding		8 years 10 months 9 days	6 years 11 months 23 days
Weighted- Average Exercise Price, Outstanding		$ 6.25	$ 1.37
Total Aggregate Intrinsic Value, Outstanding		$ 317	$ 980
Number of Stock Options, Vested and expected to vest	4,264,261	2,078,986
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest	8 years 10 months 9 days	8 years 10 months 9 days
Weighted- Average Exercise Price, Vested and expected to vest	$ 3.75	$ 6.25
Total Aggregate Intrinsic Value, Vested and expected to vest	$ 825	$ 317
Number of Stock Options,Exercisable		302,760
Weighted Average Remaining Contractual Life (Years),Exercisable		7 years 5 months 15 days
Weighted- Average Exercise Price, Exercisable		$ 3.79
Total Aggregate Intrinsic Value, Exercisable		$ 317